COMMITMENTS AND CONTINGENCY - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 01, 2021 CNY (¥)	Dec. 01, 2021 USD ($)
Commitment and Contingencies [Line Items]
Severance Costs	¥ 7,100	$ 1,100,000
Legal contingencies
Commitment and Contingencies [Line Items]
Restricted cash balance				¥ 700	$ 100,000
Trade accounts payable due	1,820		$ 271,734
Amount of damages claimed	¥ 2,000	$ 300,000